LONG-TERM PREPAID EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	¥ 40,807			¥ 46,614
Additions	22,422			10,631
Amortization	(19,340)			(16,438)	¥ (12,909)
Closing net book amount	43,889	$ 6,726		40,807	46,614
Cost [member]
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	129,575			118,944
Closing net book amount	151,997			129,575	118,944
Accumulated amortisation [member]
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	(88,768)			(72,330)
Closing net book amount	¥ (108,108)			¥ (88,768)	¥ (72,330)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.